PROVISION FOR JUDICIAL LIABILITIES - Provisions for probable losses by nature of proceedings (Details) R$ in Thousands		12 Months Ended
	Dec. 31, 2019 BRL (R$) lawsuit	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
PROVISION FOR JUDICIAL LIABILITIES
Balance at the beginning of the year		R$ 351,270
Business combination with Fibria		389,593	R$ 1,900
Payments		(40,360)	(41,012)
Write-off		(73,039)	(19,010)
Additions		107,224	78,620
Monetary adjustment		49,761	13,703
Fair value adjustment on business combination with Fibria		2,902,352
Balance at the end of the year	R$ 3,686,801	3,686,801	351,270
Tax
PROVISION FOR JUDICIAL LIABILITIES
Balance at the beginning of the year		296,869	273,324
Business combination with Fibria		139,462
Payments		(34)	(18,351)
Write-off		(3,875)	(13,605)
Additions		46,603	49,754
Monetary adjustment		13,388	5,747
Fair value adjustment on business combination with Fibria		2,684,090
Balance at the end of the year	R$ 3,176,503	3,176,503	296,869
Tax | Probable loss
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | lawsuit	43
Labor
PROVISION FOR JUDICIAL LIABILITIES
Balance at the beginning of the year		50,869	40,363
Business combination with Fibria		185,157	1,900
Payments		(34,794)	(22,580)
Write-off		(55,730)	(5,011)
Additions		50,521	28,716
Monetary adjustment		31,116	7,481
Balance at the end of the year	R$ 227,139	227,139	50,869
Labor | Probable loss
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | lawsuit	1,236
Civil and environment
PROVISION FOR JUDICIAL LIABILITIES
Balance at the beginning of the year		3,532	3,382
Business combination with Fibria		64,974
Payments		(5,532)	(81)
Write-off		(13,434)	(394)
Additions		10,100	150
Monetary adjustment		5,257	475
Fair value adjustment on business combination with Fibria		218,262
Balance at the end of the year	R$ 283,159	R$ 283,159	R$ 3,532
Civil and environment | Probable loss
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | lawsuit	24